Schedule of Investments
November 30, 2021 (unaudited)
Archer Dividend Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 84.12%

Beverages - 1.99%
PepsiCo, Inc.	2,900	463,362

Bottled & Canned Soft Drinks Carbonated Waters - 2.16%
Coca-Cola FEMSA S.A.B. de C.V. ADR Series L	10,200	501,024

Computer & Office Equipment - 3.94%
Cisco Systems, Inc.	10,300	564,852
International Business Machines Corp. (2)	3,000	351,300

		916,152

Construction Machinery & Equip - 2.02%
Caterpillar, Inc.	2,425	468,874

Drawing And Insulating Nonferrous Wire - 1.92%
Corning, Inc.	12,000	445,080

Electric & Other Services Combined - 6.47%
Consolidated Edison, Inc.	6,750	524,070
Duke Energy Corp.	5,082	493,005
Exelon Corp.	9,200	485,116

		1,502,191

Electric Services - 6.51%
American Electric Power Co., Inc.	6,450	522,772
Entergy Corp.	4,800	481,632
Southern Co.	8,300	507,130

		1,511,534

Finance Services - 2.26%
Hercules Capital, Inc.	32,000	526,080

Fire, Marine & Casualty Insurance - 1.32%
Progressive Corp.	3,300	306,702

Guided Missiles & Space Vehicles & Parts - 1.83%
Lockheed Martin Corp.	1,275	424,983

Misc Industrial & Commercial Machinery & Equipment - 2.72%
Eaton Corp. PLC (Ireland)	3,900	632,034

National Commercial Banks - 6.12%
JPMorgan Chase & Co.	3,650	579,730
Regions Financial Corp.	37,000	841,750

		1,421,480

Natural Gas Transmission - 2.09%
Kinder Morgan, Inc.	31,400	485,444

Petroleum Refining- 4.22%
BP PLC ADR	15,000	389,400
Chevron Corp.	5,230	590,310

		979,710

Pharmaceutical Preparations - 14.64%
AbbVie, Inc.	6,350	732,028
Bristol Myers Squibb Co.	6,970	373,801
Johnson & Johnson	2,500	389,825
Merck & Co., Inc.	7,490	561,076
Organon & Co.	5,710	166,903
Pfizer, Inc.	14,900	800,577
Viatris, Inc.	30,645	377,240

		3,401,450

Plastic Materials, Synth Resins & Nonvulcan Elastomers- 1.49%
Dow, Inc.	6,300	346,059

Retail - Drug Stores and Proprietary Stores - 4.38%
CVS Health Corp.	6,400	569,984
Walgreens Boots Alliance, Inc.	10,000	448,000

		1,017,984

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.24%
Garmin Ltd. (Switzerland)	3,900	520,806

Semiconductors & Related Devices - 4.27%
Broadcom, Inc.	865	478,933
Texas Instruments, Inc.	2,670	513,628

		992,561

Services - Personal Services - 2.24%
H&R Block, Inc.	22,000	520,960

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.67%
Procter & Gamble Co.	4,282	619,092

Surgical & Medical Instruments & Apparatus - 0.78%
3M Co.	1,062	180,582

Telephone Communications (No Radio Telephone) - 3.23%
BCE, Inc.	7,400	372,738
Verizon Communications, Inc.	7,500	377,025

		749,763

Trucking & Courier Services (No Air) - 2.60%
United Parcel Service, Inc. Class B	3,050	605,029

Total Common Stock	(Cost $ 15,487,717)	19,538,936

Real Estate Investment Trusts - 11.96%
American Campus Communities, Inc.	11,860	613,636
Crown Castle International Corp.	2,700	490,455
Digital Realty Trust, Inc.	3,400	570,316
Iron Mountain, Inc.	12,000	545,280
W. P. Carey, Inc.	7,320	558,882

Total Real Estate Investment Trusts	(Cost $ 1,895,322)	2,778,569

Money Market Registered Investment Companies - 3.62%
Federated Treasury Obligation Fund - Institutional Shares - 0.01% (3)	840,994	840,994

Total Money Market Registered Investment Companies	(Cost $ 840,994)	840,994

Total Investments - 99.70%	(Cost $ 18,224,033)	23,158,499

Other Assets less Liabilities - .30%		69,194

Total Net Assets - 100.00%		23,227,693

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$23,158,499	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$23,158,499	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 30, 2021